Business Segment Information (Reconciliation of Segment Margin to Net Income) (Details) - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
	Feb. 15, 2018	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting [Abstract]
Total Segment Margin										$ 712,758	$ 594,543	$ 569,571
Corporate general and administrative expenses										(64,683)	(60,029)	(40,905)
Depreciation, depletion, amortization and accretion										(317,186)	(262,021)	(230,563)
Interest expense										(229,191)	(176,762)	(139,947)
Adjustment to exclude distributable cash generated by equity investees not included in income and include equity in investees net income										(28,088)	(31,852)	(39,276)
Non-cash items not included in Segment Margin										9,698	(14,305)	(3,221)
Cash payments from direct financing leases in excess of earnings										(7,633)	(6,921)	(6,277)
Loss on debt extinguishment	$ (3,300)									(3,339)	(6,242)	0
Differences in timing of cash receipts for certain contractual arrangements										6,629	17,540	13,253
Gain on sales of assets										42,264	40,311	0
Other, net										0	(2,985)	(6,044)
Non-cash provision for leased items no longer in use										476	(12,589)	0
Income tax benefit (expense)										(1,498)	3,959	(3,342)
Impairment expense										(126,282)	0	0
NET INCOME (LOSS) ATTRIBUTABLE TO GENESIS ENERGY, L.P.		$ (24,783)	$ (323)	$ 10,997	$ 8,034	$ 15,512	$ 6,312	$ 33,733	$ 27,090	$ (6,075)	$ 82,647	$ 113,249